Cover	12 Months Ended
Dec. 31, 2020
Cover [Abstract]
Document Type	S-1/A
Entity Registrant Name	Nikola Corporation
Entity Filer Category	Large Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001731289
Amendment Flag	true
Amendment Description	Amendment No. 1